UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2014

                                                                      (Form N-Q)

48445-1214                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
October 31, 2014 (unaudited)

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)       SECURITY                                          RATE            MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (54.4%)

            CONSUMER DISCRETIONARY (1.7%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.2%)
$  5,500    CST Brands, Inc.                                 5.00%           5/01/2023            $     5,486
                                                                                                  -----------
            CABLE & SATELLITE (0.2%)
   1,000    Comcast Corp.                                    6.50            1/15/2017                  1,117
   5,000    NBCUniversal Enterprise, Inc. (a)                1.97            4/15/2019                  4,962
                                                                                                  -----------
                                                                                                        6,079
                                                                                                  -----------
            CATALOG RETAIL (0.0%)
   1,000    QVC, Inc. (a)                                    7.38           10/15/2020                  1,058
                                                                                                  -----------
            DEPARTMENT STORES (0.2%)
   3,200    Dillard's, Inc.                                  7.13            8/01/2018                  3,608
     851    Macy's Retail Holdings, Inc.                     5.90           12/01/2016                    935
   2,000    Macy's Retail Holdings, Inc.                     7.45            7/15/2017                  2,299
                                                                                                  -----------
                                                                                                        6,842
                                                                                                  -----------
            HOME FURNISHINGS (0.2%)
   4,657    Serta Simmons Holdings, LLC (b)                  4.25           10/01/2019                  4,623
                                                                                                  -----------
            HOUSEHOLD APPLIANCES (0.0%)
   1,000    Whirlpool Corp.                                  7.75            7/15/2016                  1,110
                                                                                                  -----------
            RESTAURANTS (0.6%)
  15,035    ARAMARK Services, Inc. (b)                       3.25            9/07/2019                 14,863
   5,000    Burger King Worldwide, Inc. (b)                  4.50           10/27/2021                  5,005
                                                                                                  -----------
                                                                                                       19,868
                                                                                                  -----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
   1,000    Service Corp. International                      7.63           10/01/2018                  1,125
   2,000    Service Corp. International                      5.38            5/15/2024                  2,070
                                                                                                  -----------
                                                                                                        3,195
                                                                                                  -----------
            SPECIALTY STORES (0.2%)
   4,900    Harbor Freight Tools USA, Inc. (b)               4.75            7/26/2019                  4,907
   2,000    Sally Holdings, LLC / Sally Capital Inc.         5.75            6/01/2022                  2,140
                                                                                                  -----------
                                                                                                        7,047
                                                                                                  -----------
            Total Consumer Discretionary                                                               55,308
                                                                                                  -----------

            CONSUMER STAPLES (1.3%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
   2,000    Cargill, Inc. (a)                                6.00           11/27/2017                  2,266
                                                                                                  -----------
            DRUG RETAIL (0.3%)
   9,339    CVS Pass-Through Trust (a)                       5.93            1/10/2034                 10,796
                                                                                                  -----------
            FOOD RETAIL (0.1%)
   4,000    Albertson's Holdings, LLC (b)                    4.00            8/25/2019                  3,998
                                                                                                  -----------
            PACKAGED FOODS & MEAT (0.8%)
  15,000    Kraft Foods Group, Inc.                          3.50            6/06/2022                 15,377

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1  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)       SECURITY                                          RATE            MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------
$ 10,000    Tyson Foods, Inc.                                3.95%           8/15/2024            $    10,219
                                                                                                  -----------
                                                                                                       25,596
                                                                                                  -----------
            Total Consumer Staples                                                                     42,656
                                                                                                  -----------
            ENERGY (8.6%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
   2,500    Peabody Energy Corp.                             6.00           11/15/2018                  2,431
                                                                                                  -----------
            INTEGRATED OIL & GAS (0.1%)
   2,000    Hess Corp.                                       8.13            2/15/2019                  2,454
                                                                                                  -----------
            OIL & GAS DRILLING (0.5%)
  10,000    Nabors Industries, Inc.                          4.63            9/15/2021                 10,565
   3,000    Noble Holding International Ltd.                 3.95            3/15/2022                  2,898
   5,000    Transocean, Inc.                                 5.05           12/15/2016                  5,250
                                                                                                  -----------
                                                                                                       18,713
                                                                                                  -----------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
   2,000    Exterran Holdings, Inc.                          7.25           12/01/2018                  2,065
   3,079    SEACOR Holdings, Inc.                            7.38           10/01/2019                  3,418
   2,000    SESI, LLC                                        7.13           12/15/2021                  2,170
   2,000    Weatherford Bermuda                              9.63            3/01/2019                  2,558
                                                                                                  -----------
                                                                                                       10,211
                                                                                                  -----------
            OIL & GAS EXPLORATION & PRODUCTION (1.9%)
   8,000    Anadarko Petroleum Corp.                         6.38            9/15/2017                  9,038
   3,000    Chesapeake Energy Corp.                          6.63            8/15/2020                  3,397
   4,000    Denbury Resources, Inc.                          6.38            8/15/2021                  4,200
   2,000    Devon Energy Corp.                               6.30            1/15/2019                  2,315
   2,000    EQT Corp.                                        6.50            4/01/2018                  2,291
   1,000    EQT Corp.                                        8.13            6/01/2019                  1,230
   3,000    EQT Corp.                                        4.88           11/15/2021                  3,262
   3,000    Linn Energy, LLC                                 6.25           11/01/2019                  2,775
   3,000    Newfield Exploration Co.                         6.88            2/01/2020                  3,127
   2,000    Newfield Exploration Co.                         5.75            1/30/2022                  2,175
   2,000    Noble Energy, Inc.                               8.25            3/01/2019                  2,467
   5,000    Pioneer Natural Resource                         3.95            7/15/2022                  5,048
   1,000    Polar Tankers, Inc. (a)                          5.95            5/10/2037                  1,208
     900    QEP Resources, Inc.                              6.80            3/01/2020                    952
   5,000    QEP Resources, Inc.                              6.88            3/01/2021                  5,400
   5,000    Samson Investment Co. (b)                        5.00            9/25/2018                  4,645
  10,000    Southwestern Energy Co.                          4.10            3/15/2022                 10,181
                                                                                                  -----------
                                                                                                       63,711
                                                                                                  -----------
            OIL & GAS REFINING & MARKETING (0.1%)
   2,000    Motiva Enterprises, LLC (a)                      5.75            1/15/2020                  2,250
                                                                                                  -----------
            OIL & GAS STORAGE & TRANSPORTATION (5.6%)
  10,000    Buckeye Partners, LP                             4.35           10/15/2024                  9,971
     250    Buckeye Partners, LP                             5.13            7/01/2017                    266
  10,000    Buckeye Partners, LP                             2.65           11/15/2018                  9,999
   3,000    DCP Midstream Operating, LP                      4.95            4/01/2022                  3,262
   4,000    DCP Midstream Operating, LP                      3.88            3/15/2023                  4,011
  18,000    DCP Midstream, LLC (a)                           5.85            5/21/2043                 17,865
   2,000    El Paso Pipeline Partners Operating, LLC         6.50            4/01/2020                  2,298
   7,000    El Paso Pipeline Partners Operating, LLC         5.00           10/01/2021                  7,507
   1,000    El Paso, LLC                                     6.50            9/15/2020                  1,142
  19,000    Enbridge Energy Partners, LP                     8.05           10/01/2077                 21,494
   1,000    Energy Transfer Partners, LP                     9.70            3/15/2019                  1,282
  16,000    Energy Transfer Partners, LP                     3.25 (c)       11/01/2066                 15,060
   1,000    Enterprise Products Operating, LLC               8.38            8/01/2066                  1,093
   5,000    Enterprise Products Operating, LLC               7.00            6/01/2067                  5,287
   7,550    Enterprise Products Operating, LLC               7.03            1/15/2068                  8,405
   5,000    EQT Midstream Partners, LP                       4.00            8/01/2024                  4,986
   6,000    Kinder Morgan, Inc. (a)                          5.00            2/15/2021                  6,360

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)       SECURITY                                          RATE            MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------
$ 12,000    NGPL PipeCo, LLC (a)                             7.12%          12/15/2017            $    12,090
   2,000    NuStar Logistics, LP                             8.15            4/15/2018                  2,270
   5,000    NuStar Logistics, LP                             4.80            9/01/2020                  5,037
   3,000    NuStar Logistics, LP                             4.75            2/01/2022                  2,955
   2,000    ONEOK Partners, LP                               8.63            3/01/2019                  2,479
   8,000    ONEOK, Inc.                                      4.25            2/01/2022                  7,914
   1,000    Plains All American Pipeline, LP                 8.75            5/01/2019                  1,268
   1,000    Questar Pipeline Co.                             5.83            2/01/2018                  1,117
   5,000    Rockies Express Pipeline, LLC (a)                3.90            4/15/2015                  5,006
   2,000    Southern Union Co.                               3.25 (c)       11/01/2066                  1,677
   1,000    Spectra Energy Capital, LLC                      8.00           10/01/2019                  1,241
   1,000    Sunoco, Inc.                                     9.63            4/15/2015                  1,038
   3,000    Targa Resources Partners, LP                     6.88            2/01/2021                  3,240
   1,000    Tennessee Gas Pipeline Co.                       8.00            2/01/2016                  1,086
   2,000    Tennessee Gas Pipeline Co.                       7.00           10/15/2028                  2,470
   5,000    Western Gas Partners, LP                         5.38            6/01/2021                  5,597
  10,000    Williams Companies, Inc.                         4.55            6/24/2024                  9,816
                                                                                                  -----------
                                                                                                      186,589
                                                                                                  -----------
            Total Energy                                                                              286,359
                                                                                                  -----------
            FINANCIALS (24.8%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.6%)
  10,000    Ares Capital Corp.                               4.88           11/30/2018                 10,543
  10,000    FS Investment Corp.                              4.00            7/15/2019                 10,049
   5,000    Main Street Capital Corp.                        4.50           12/01/2019                  4,976
  11,400    Prospect Capital Corp.                           5.00            7/15/2019                 11,775
  18,725    State Street Capital Trust IV                    1.23 (c)        6/01/2077                 16,057
                                                                                                  -----------
                                                                                                       53,400
                                                                                                  -----------
            CONSUMER FINANCE (0.4%)
   5,000    Ally Financial, Inc.                             4.63            6/26/2015                  5,115
   8,000    American Express Co.                             6.80            9/01/2066                  8,499
                                                                                                  -----------
                                                                                                       13,614
                                                                                                  -----------
            DIVERSIFIED BANKS (1.6%)
   1,000    Bank of America Corp.                            8.00                    -(d)               1,081
   1,000    Bank of America Corp.                            8.13                    -(d)               1,090
   2,000    Bank of America Corp.                            5.63           10/14/2016                  2,176
   2,000    Bank of America Corp.                            5.75           12/01/2017                  2,228
  10,000    Bank of America Corp.                            1.30 (c)        3/22/2018                 10,152
  10,000    Bank of America Corp.                            4.20            8/26/2024                 10,084
   1,000    Comerica Bank                                    5.20            8/22/2017                  1,097
   2,000    JPMorgan Chase Capital XIII                      1.18 (c)        9/30/2034                  1,765
  12,000    JPMorgan Chase Capital XXI                       1.18 (c)        2/02/2037                 10,200
   7,500    USB Realty Corp. (a)                             1.38 (c)                -(d)               6,938
   5,000    Wells Fargo & Co.                                3.50            3/08/2022                  5,175
                                                                                                  -----------
                                                                                                       51,986
                                                                                                  -----------
            INVESTMENT BANKING & BROKERAGE (0.3%)
  10,000    Morgan Stanley                                   4.88           11/01/2022                 10,667
                                                                                                  -----------
            LIFE & HEALTH INSURANCE (2.6%)
   3,000    American Equity Investment Life Holding Co.      6.63            7/15/2021                  3,180
   2,000    Forethought Financial Group (a)                  8.63            4/15/2021                  2,285
  13,018    Lincoln National Corp.                           7.00            5/17/2066                 13,408
   5,000    MetLife Capital Trust X (a)                      9.25            4/08/2068                  7,175
   8,000    MetLife, Inc.                                    6.40           12/15/2066                  9,030
   1,000    Ohio National Financial Services, Inc. (a)       6.38            4/30/2020                  1,155
   2,000    Ohio National Financial Services, Inc. (a)       6.63            5/01/2031                  2,390
   5,000    Primerica, Inc.                                  4.75            7/15/2022                  5,452
   3,000    Principal Financial Global Fund, LLC             0.75 (c)        1/10/2031                  2,656
   2,000    Prudential Financial, Inc.                       6.00           12/01/2017                  2,258

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3  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)       SECURITY                                          RATE            MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------
$ 10,000    Prudential Financial, Inc.                       5.88% (c)       9/15/2042            $    10,650
   5,000    Prudential Holdings, LLC (a)                     7.25           12/18/2023                  6,201
  20,471    StanCorp Financial Group, Inc.                   6.90            6/01/2067                 21,239
                                                                                                  -----------
                                                                                                       87,079
                                                                                                  -----------
            MULTI-LINE INSURANCE (1.6%)
   2,000    American International Group, Inc.               8.18            5/15/2068                  2,725
  10,000    Genworth Holdings, Inc.                          6.15           11/15/2066                  8,575
  15,000    Glen Meadow Pass-Through Trust (a)               6.51            2/12/2067                 14,831
   2,000    HCC Insurance Holdings, Inc.                     6.30           11/15/2019                  2,325
   3,000    Kemper Corp.                                     6.00           11/30/2015                  3,149
  20,235    Nationwide Mutual Insurance Co. (a)              5.81 (c)       12/15/2024                 20,261
                                                                                                  -----------
                                                                                                       51,866
                                                                                                  -----------
            MULTI-SECTOR HOLDINGS (1.0%)
   5,000    Berkshire Hathaway Finance Corp.                 1.30            5/15/2018                  4,955
  10,000    BNSF Funding Trust I                             6.61           12/15/2055                 11,188
  14,513    Leucadia National Corp.                          8.13            9/15/2015                 15,402
                                                                                                  -----------
                                                                                                       31,545
                                                                                                  -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
   6,440    GE Capital Trust I                               6.38           11/15/2067                  6,905
   5,000    General Electric Capital Corp.                   6.25                    -(d)               5,494
   9,000    General Electric Capital Corp.                   6.38           11/15/2067                  9,630
   5,000    Icahn Enterprises, LP                            3.50            3/15/2017                  4,987
                                                                                                  -----------
                                                                                                       27,016
                                                                                                  -----------
            PROPERTY & CASUALTY INSURANCE (5.1%)
   2,000    Allied World Assurance Holdings Ltd.             7.50            8/01/2016                  2,209
   2,000    Allied World Assurance Holdings Ltd.             5.50           11/15/2020                  2,249
  10,000    Allstate Corp.                                   6.13            5/15/2067                 10,687
  15,000    Allstate Corp.                                   5.75            8/15/2053                 15,984
   7,500    AmTrust Financial Services, Inc.                 6.13            8/15/2023                  7,867
   3,000    Assured Guaranty Municipal Holdings, Inc. (a)    6.40           12/15/2066                  2,655
   1,535    Assured Guaranty U.S. Holdings, Inc.             7.00            6/01/2034                  1,735
   2,425    Assured Guaranty U.S. Holdings, Inc.             6.40           12/15/2066                  2,280
  25,000    Chubb Corp.                                      6.38            3/29/2067                 27,375
   9,760    Ironshore Holdings, Inc. (a)                     8.50            5/15/2020                 11,766
   3,000    Liberty Mutual Group, Inc. (a)                   7.00            3/07/2067                  3,135
   4,000    Markel Corp.                                     3.63            3/30/2023                  4,030
   5,000    Navigators Group, Inc.                           5.75           10/15/2023                  5,464
  15,000    Oil Insurance Ltd. (a)                           3.22 (c)               -(d)               14,039
   7,025    Onebeacon US Holdings, Inc.                      4.60           11/09/2022                  7,285
  10,000    ProAssurance Corp.                               5.30           11/15/2023                 10,894
  20,010    Progressive Corp.                                6.70            6/15/2067                 22,061
   5,000    RLI Corp.                                        4.88            9/15/2023                  5,212
   5,000    Sirius International Group (a)                   6.38            3/20/2017                  5,544
   5,000    Travelers Companies, Inc.                        6.25            3/15/2067                  5,444
                                                                                                  -----------
                                                                                                      167,915
                                                                                                  -----------
            REGIONAL BANKS (3.2%)
   1,750    BOKF, N.A.                                       0.92 (c)        5/15/2017                  1,752
  15,000    Citizens Financial Group, Inc. (a)               4.15            9/28/2022                 15,156
   2,000    Cullen/Frost Bankers, Inc.                       0.76 (c)        2/15/2017                  1,986
  10,000    Cullen/Frost Capital Trust II                    1.78 (c)        3/01/2034                  8,775
   1,000    First Maryland Capital Trust I                   1.23 (c)        1/15/2027                    920
  10,000    First Niagara Financial Group, Inc.              7.25           12/15/2021                 11,542
   3,000    First Tennessee Bank, N.A.                       5.65            4/01/2016                  3,155
  10,000    FirstMerit Corp.                                 4.35            2/04/2023                 10,469
   2,000    Fulton Capital Trust I                           6.29            2/01/2036                  1,960
   2,000    Key Bank, N.A.                                   5.45            3/03/2016                  2,121
     750    KeyCorp Capital II                               6.88            3/17/2029                    857
   2,395    M&T Capital Trust I                              8.23            2/01/2027                  2,423
  16,000    Manufacturers & Traders Trust Co.                5.63           12/01/2021                 16,680

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)       SECURITY                                          RATE            MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------
$  2,000    Regions Financial Corp.                          7.75%          11/10/2014            $     2,002
   1,000    Regions Financial Corp.                          5.75            6/15/2015                  1,029
   5,000    Suntrust Capital I                               0.90 (c)        5/15/2027                  4,375
   2,000    TCF National Bank                                5.50            2/01/2016                  2,040
   5,000    UnionBanCal Corp.                                3.50            6/18/2022                  5,133
   5,000    Webster Financial Corp.                          4.38            2/15/2024                  5,118
   1,000    Whitney National Bank                            5.88            4/01/2017                  1,051
   1,000    Wilmington Trust Corp.                           8.50            4/02/2018                  1,190
   3,500    Wintrust Financial Corp.                         5.00            6/13/2024                  3,657
   1,000    Zions Bancorp.                                   6.00            9/15/2015                  1,035
                                                                                                  -----------
                                                                                                      104,426
                                                                                                  -----------
            REINSURANCE (0.5%)
   5,000    Alleghany Corp.                                  5.63            9/15/2020                  5,648
   6,259    Alterra USA Holdings Ltd. (a)                    7.20            4/14/2017                  6,908
   5,000    Platinum Underwriters Finance, Inc.              7.50            6/01/2017                  5,625
                                                                                                  -----------
                                                                                                       18,181
                                                                                                  -----------
            REITs - DIVERSIFIED (0.3%)
   1,000    Liberty Property, LP                             5.13            3/02/2015                  1,014
   1,000    Liberty Property, LP                             6.63           10/01/2017                  1,132
   4,000    Washington REIT                                  5.35            5/01/2015                  4,082
   5,000    Washington REIT                                  3.95           10/15/2022                  5,015
                                                                                                  -----------
                                                                                                       11,243
                                                                                                  -----------
            REITs - HEALTH CARE (0.9%)
   2,000    HCP, Inc.                                        6.30            9/15/2016                  2,191
   2,000    Health Care REIT, Inc.                           4.70            9/15/2017                  2,176
   3,000    Health Care REIT, Inc.                           6.13            4/15/2020                  3,479
   2,000    Health Care REIT, Inc.                           4.95            1/15/2021                  2,198
   5,000    Healthcare Realty Trust                          6.50            1/17/2017                  5,532
   2,000    Nationwide Health Properties, Inc.               6.90           10/01/2037                  2,534
  10,000    Omega Healthcare Investors, Inc.                 4.95            4/01/2024                 10,345
   2,000    Senior Housing Properties Trust                  6.75           12/15/2021                  2,292
                                                                                                  -----------
                                                                                                       30,747
                                                                                                  -----------
            REITs - HOTEL & RESORT (0.0%)
   1,000    Host Hotels & Resorts, LP                        5.88            6/15/2019                  1,054
                                                                                                  -----------
            REITs - INDUSTRIAL (0.2%)
   5,000    ProLogis, LP                                     6.88            3/15/2020                  5,904
                                                                                                  -----------
            REITs - OFFICE (1.3%)
   7,000    Alexandria Real Estate Equities, Inc.            4.60            4/01/2022                  7,395
   2,000    BioMed Realty, LP                                6.13            4/15/2020                  2,290
   3,000    BioMed Realty, LP                                4.25            7/15/2022                  3,098
   2,000    Boston Properties, LP                            5.88           10/15/2019                  2,310
   8,000    Boston Properties, LP                            3.85            2/01/2023                  8,253
   1,000    Brandywine Operating Partnership, LP             6.00            4/01/2016                  1,064
   5,000    Columbia Property Trust Operating Partnership,
               LP                                            5.88            4/01/2018                  5,270
   2,000    CommonWealth REIT                                6.25            8/15/2016                  2,108
   1,700    CommonWealth REIT                                6.25            6/15/2017                  1,846
   1,000    CommonWealth REIT                                6.65            1/15/2018                  1,103
   1,000    Duke Realty, LP                                  5.50            3/01/2016                  1,057
   1,000    Duke Realty, LP                                  5.95            2/15/2017                  1,098
   1,000    Duke Realty, LP                                  6.50            1/15/2018                  1,131
   1,000    Equity Commonwealth                              5.75           11/01/2015                  1,020
   1,500    Mack-Cali Realty, LP                             5.80            1/15/2016                  1,580
   1,000    Mack-Cali Realty, LP                             7.75            8/15/2019                  1,195
   1,000    Reckson Operating Partnership, LP                6.00            3/31/2016                  1,062
                                                                                                  -----------
                                                                                                       42,880
                                                                                                  -----------
            REITs - RESIDENTIAL (0.7%)
   5,550    AvalonBay Communities, Inc.                      2.85            3/15/2023                  5,339
   1,965    ERP Operating, LP                                6.58            4/13/2015                  2,018

================================================================================

5  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)       SECURITY                                          RATE            MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------
$  1,330    Essex Portfolio LP                               5.50%           3/15/2017            $     1,456
   2,000    UDR, Inc.                                        5.25            1/15/2015                  2,018
  10,000    UDR, Inc.                                        4.63            1/10/2022                 10,805
                                                                                                  -----------
                                                                                                       21,636
                                                                                                  -----------
            REITs - RETAIL (1.1%)
   5,000    CBL & Associates, LP                             5.25           12/01/2023                  5,329
   2,000    DDR Corp.                                        5.50            5/01/2015                  2,045
   1,000    Federal Realty Investment Trust                  6.20            1/15/2017                  1,107
   3,000    Federal Realty Investment Trust                  3.00            8/01/2022                  2,968
  10,000    Federal Realty Investment Trust                  2.75            6/01/2023                  9,560
   1,000    National Retail Properties, Inc.                 6.88           10/15/2017                  1,147
   1,000    Pan Pacific Retail Properties, Inc.              5.25            9/01/2015                  1,037
   2,000    Realty Income Corp.                              5.95            9/15/2016                  2,176
   2,000    Realty Income Corp.                              5.75            1/15/2021                  2,287
   2,100    Realty Income Corp.                              3.25           10/15/2022                  2,066
   5,000    Realty Income Corp.                              4.13           10/15/2026                  5,093
   2,000    Regency Centers, LP                              5.88            6/15/2017                  2,214
                                                                                                  -----------
                                                                                                       37,029
                                                                                                  -----------
            REITs - SPECIALIZED (1.2%)
   5,000    American Tower Corp.                             3.45            9/15/2021                  4,898
   5,000    American Tower Corp.                             5.90           11/01/2021                  5,644
  21,204    CC Holdings GS V, LLC / Crown Castle III Corp.   3.85            4/15/2023                 21,134
   6,000    EPR Properties                                   7.75            7/15/2020                  7,278
                                                                                                  -----------
                                                                                                       38,954
                                                                                                  -----------
            THRIFTs & MORTGAGE FINANCE (0.4%)
   2,000    Chittenden Corp.                                 0.92 (c)        2/14/2017                  1,987
  10,000    People's United Financial, Inc.                  3.65           12/06/2022                 10,116
                                                                                                  -----------
                                                                                                       12,103
                                                                                                  -----------
            Total Financials                                                                          819,245
                                                                                                  -----------
            HEALTH CARE (1.1%)
            ------------------
            HEALTH CARE EQUIPMENT (0.3%)
   9,506    Hologic, Inc. (b)                                3.25            8/01/2019                  9,473
                                                                                                  -----------
            HEALTH CARE FACILITIES (0.1%)
   3,000    HCA, Inc.                                        7.25            9/15/2020                  3,187
                                                                                                  -----------
            HEALTH CARE SERVICES (0.0%)
   1,000    Laboratory Corp. of America                      5.63           12/15/2015                  1,054
                                                                                                  -----------
            PHARMACEUTICALS (0.7%)
   1,000    Hospira, Inc.                                    6.05            3/30/2017                  1,092
   5,000    Mallinckrodt International Finance S.A.          4.75            4/15/2023                  4,812
   2,000    Valeant Pharmaceuticals (a)                      6.88           12/01/2018                  2,078
  15,000    Zoetis, Inc.                                     3.25            2/01/2023                 14,887
                                                                                                  -----------
                                                                                                       22,869
                                                                                                  -----------
            Total Health Care                                                                          36,583
                                                                                                  -----------
            INDUSTRIALS (4.8%)
            ------------------
            AEROSPACE & DEFENSE (0.5%)
  10,000    L-3 Communications Corp.                           5.20         10/15/2019                 11,082
   5,000    United Technologies Corp.                          3.10          6/01/2022                  5,093
                                                                                                  -----------
                                                                                                       16,175
                                                                                                  -----------
            AIRLINES (2.3%)
   9,762    Air Canada Pass-Through Trust (a)                  4.13         11/15/2026                  9,810
     149    America West Airlines, Inc. Pass-Through Trust     6.87          7/02/2018                    155
   1,047    America West Airlines, Inc. Pass-Through Trust
                (INS)                                          7.93          7/02/2020                  1,157
   9,487    America West Airlines, Inc. Pass-Through Trust     4.00          1/15/2027                  9,606

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)       SECURITY                                          RATE            MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------
$  3,732    Continental Airlines, Inc. Pass-Through Trust    9.00%           1/08/2018            $     4,142
     686    Continental Airlines, Inc. Pass-Through Trust    6.55            8/02/2020                    754
     827    Continental Airlines, Inc. Pass-Through Trust
               (INS)                                         6.24            9/15/2021                    885
  10,188    Continental Airlines, Inc. Pass-Through Trust    4.15           10/11/2025                 10,315
  10,000    Hawaiian Airlines, Inc. Pass-Through Trust       3.90            1/15/2026                  9,850
   7,000    United Airlines, Inc. Pass-Through Trust         4.63            3/03/2024                  6,790
   5,000    United Airlines, Inc. Pass-Through Trust         4.30            2/15/2027                  5,163
   1,394    US Airways Group, Inc. Pass-Through Trust
               (INS)                                         7.08            9/20/2022                  1,533
   3,870    US Airways Group, Inc. Pass-Through Trust        6.25           10/22/2024                  4,325
   2,445    US Airways Group, Inc. Pass-Through Trust        7.13            4/22/2025                  2,824
  10,000    US Airways Group, Inc. Pass-Through Trust        3.95            5/15/2027                 10,075
                                                                                                  -----------
                                                                                                       77,384
                                                                                                  -----------
            BUILDING PRODUCTS (0.1%)
   1,000    Building Materials Corp. (a)                     7.00            2/15/2020                  1,057
   1,000    USG Corp.                                        6.30           11/15/2016                  1,060
   1,000    USG Corp.                                        9.75            1/15/2018                  1,158
                                                                                                  -----------
                                                                                                        3,275
                                                                                                  -----------
            CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
   6,500    CNH Industrial Capital, LLC (a)                  3.38            7/15/2019                  6,354
   5,000    Terex Corp.(b)                                   3.50            8/13/2021                  4,983
                                                                                                  -----------
                                                                                                       11,337
                                                                                                  -----------
            INDUSTRIAL MACHINERY (0.2%)
   1,500    SPX Corp.                                        6.88            9/01/2017                  1,646
   6,000    Stanley Black & Decker, Inc.                     5.75           12/15/2053                  6,495
                                                                                                  -----------
                                                                                                        8,141
                                                                                                  -----------
            TRADING COMPANIES & DISTRIBUTORS (0.5%)
   7,000    ILFC E-Capital Trust I (a)                       4.84 (c)       12/21/2065                  6,650
   2,000    ILFC E-Capital Trust II (a)                      6.25 (c)       12/21/2065                  1,945
   6,000    International Lease Finance Corp. (a)            7.13            9/01/2018                  6,810
                                                                                                  -----------
                                                                                                       15,405
                                                                                                  -----------
            TRUCKING (0.9%)
   1,000    ERAC USA Finance, LLC (a)                        6.20           11/01/2016                  1,098
   5,000    ERAC USA Finance, LLC (a)                        3.30           10/15/2022                  4,991
  20,000    Penske Truck Leasing Co., LP (a)                 4.25            1/17/2023                 20,807
   1,985    YRC Worldwide, Inc. (b)                          8.25            2/13/2019                  1,974
                                                                                                  -----------
                                                                                                       28,870
                                                                                                  -----------
            Total Industrials                                                                         160,587
                                                                                                  -----------
            MATERIALS (2.3%)
            ----------------
            ALUMINUM (0.3%)
  10,000    Alcoa, Inc.                                      5.40            4/15/2021                 10,964
                                                                                                  -----------
            CONSTRUCTION MATERIALS (0.5%)
   2,000    CRH America, Inc.                               6. 00            9/30/2016                  2,179
   3,000    CRH America, Inc.                               5. 75            1/15/2021                  3,448
   5,000    Martin Marietta Material, Inc. (a)              4. 25            7/02/2024                  5,107
   3,450    Vulcan Materials Co.                            6. 40           11/30/2017                  3,769
                                                                                                  -----------
                                                                                                       14,503
                                                                                                  -----------
            DIVERSIFIED CHEMICALS (0.1%)
   1,000    E.I. du Pont de Nemours & Co.                    6.00            7/15/2018                  1,147
                                                                                                  -----------
            METAL & GLASS CONTAINERS (0.0%)
   1,000    Ball Corp.                                       5.00            3/15/2022                  1,052
                                                                                                  -----------
            PAPER PACKAGING (0.3%)
   5,000    Rock Tenn Co.                                    4.45            3/01/2019                  5,363

================================================================================

7  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)       SECURITY                                          RATE            MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------
$  5,153    Sealed Air Corp. (a)                             6.88%           7/15/2033            $     5,411
                                                                                                  -----------
                                                                                                       10,774
                                                                                                  -----------
            PAPER PRODUCTS (0.4%)
   3,000    Georgia Pacific, LLC                             7.25            6/01/2028                  3,974
   3,000    International Paper Co.                          7.50            8/15/2021                  3,759
   5,000    International Paper Co.                          4.75            2/15/2022                  5,430
                                                                                                  -----------
                                                                                                       13,163
                                                                                                  -----------
            STEEL (0.7%)
   2,000    Allegheny Technologies, Inc.                     9.38            6/01/2019                  2,423
  10,000    Allegheny Technologies, Inc.                     5.95            1/15/2021                 10,519
   2,000    Carpenter Technology Corp.                       5.20            7/15/2021                  2,158
   8,000    Worthington Industries, Inc.                     4.55            4/15/2026                  8,412
                                                                                                  -----------
                                                                                                       23,512
                                                                                                  -----------
            Total Materials                                                                            75,115
                                                                                                  -----------
            MUNICIPAL BONDS (0.2%)
            ----------------------
            EDUCATION (0.1%)
   3,000    Rensselaer Polytechnic Institute                 5.60            9/01/2020                  3,406
                                                                                                  -----------
            HOSPITAL (0.1%)
   3,000    Novant Health, Inc.                              5.35           11/01/2016                  3,238
                                                                                                  -----------
            MISCELLANEOUS (0.0%)
     587    Keenan Dev. Association of Tennessee, LLC
               (INS)(a)                                      5.02            7/15/2028                    632
                                                                                                  -----------
            Total Municipal Bonds                                                                       7,276
                                                                                                  -----------
            TELECOMMUNICATION SERVICES (1.0%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
   2,000    CenturyLink, Inc.                                6.45            6/15/2021                  2,200
   5,000    CenturyLink, Inc.                                5.80            3/15/2022                  5,325
   2,000    CenturyLink, Inc.                                6.75           12/01/2023                  2,227
   3,301    Frontier Communications Corp.                    8.25            4/15/2017                  3,718
   3,000    Frontier Communications Corp.                    6.25            9/15/2021                  3,107
   6,000    Qwest Corp.                                      6.75           12/01/2021                  6,912
   2,000    Windstream Corp.                                 7.88           11/01/2017                  2,234
                                                                                                  -----------
                                                                                                       25,723
                                                                                                  -----------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   5,000    Grain Spectrum Funding II (a)                    3.29           10/10/2019                  5,033
   1,500    SBA Telecommunications, Inc.                     5.75            7/15/2020                  1,575
                                                                                                  -----------
                                                                                                        6,608
                                                                                                  -----------
            Total Telecommunication Services                                                           32,331
                                                                                                  -----------
            UTILITIES (8.6%)
            ----------------
            ELECTRIC UTILITIES (3.8%)
   1,000    Baltimore Gas and Electric Co.                   5.90           10/01/2016                  1,094
   8,527    Bruce Mansfield Unit 1 & 2 2007 Pass-Through
                  Trust                                      6.85            6/01/2034                  9,496
   2,000    Cleveland Electric Illuminating Co.              8.88           11/15/2018                  2,506
   2,000    Commonwealth Edison Co.                          5.80            3/15/2018                  2,273
   1,000    Duke Energy Indiana, Inc.                        6.05            6/15/2016                  1,082
   1,045    Duke Energy Progress, Inc.                       6.13            9/15/2033                  1,350
  13,000    Duquesne Light Holdings, Inc. (a)                6.40            9/15/2020                 15,265
   3,500    Duquesne Light Holdings, Inc. (a)                5.90           12/01/2021                  4,057
   2,225    Entergy Texas, Inc.                              3.60            6/01/2015                  2,266
     183    FPL Energy National Wind, LLC (a)                5.61            3/10/2024                    181
   3,000    Great Plains Energy, Inc.                        6.88            9/15/2017                  3,337
   2,000    Indiana Michigan Power Co.                       7.00            3/15/2019                  2,396
   2,680    IPALCO Enterprises, Inc. (a)                     7.25            4/01/2016                  2,868

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)       SECURITY                                          RATE            MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------
$ 12,500    IPALCO Enterprises, Inc.                         5.00%           5/01/2018            $    13,312
   2,000    Metropolitan Edison Co.                          7.70            1/15/2019                  2,412
   1,000    Nevada Power Co.                                 6.50            5/15/2018                  1,164
  14,000    NextEra Energy Capital Holdings, Inc.            6.35           10/01/2066                 13,901
   1,000    NextEra Energy Capital Holdings, Inc.            7.30            9/01/2067                  1,083
   3,000    NV Energy, Inc.                                  6.25           11/15/2020                  3,546
   2,000    Oglethorpe Power Corp.                           6.10            3/15/2019                  2,312
  20,500    PPL Capital Funding, Inc.                        6.70            3/30/2067                 20,793
   3,000    Public Service Co. of New Mexico                 7.95            5/15/2018                  3,579
   1,000    Public Service Co. of Oklahoma                   6.15            8/01/2016                  1,087
   6,900    Southern California Edison Co.                   6.25                    -(d)               7,630
   4,000    Texas - New Mexico Power Co. (a)                 9.50            4/01/2019                  5,141
     387    Tri-State General & Transport Association
               Pass-Through Trust (a)                        6.04            1/31/2018                    404
                                                                                                  -----------
                                                                                                      124,535
                                                                                                  -----------
            GAS UTILITIES (1.4%)
   2,000    AGL Capital Corp.                                6.38            7/15/2016                  2,172
   2,000    Atmos Energy Corp.                               6.35            6/15/2017                  2,257
   1,000    Atmos Energy Corp.                               8.50            3/15/2019                  1,258
   2,000    Florida Gas Transmission Co. (a)                 7.90            5/15/2019                  2,434
   3,000    Florida Gas Transmission Co. (a)                 5.45            7/15/2020                  3,398
   3,000    Gulfstream Natural Gas (a)                       6.95            6/01/2016                  3,244
   4,000    National Fuel Gas Co.                            4.90           12/01/2021                  4,326
  10,000    National Fuel Gas Co.                            3.75            3/01/2023                 10,024
   1,000    National Fuel Gas Co.                            7.38            6/13/2025                  1,235
  13,110    SourceGas, LLC (a)                               5.90            4/01/2017                 14,202
   2,000    Southern Natural Gas Co., LLC (a)                5.90            4/01/2017                  2,199
   1,000    Southern Star Central Gas Pipeline, Inc. (a)     6.00            6/01/2016                  1,059
                                                                                                  -----------
                                                                                                       47,808
                                                                                                  -----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   2,000    DPL, Inc.                                        6.50           10/15/2016                  2,145
                                                                                                  -----------
            MULTI-UTILITIES (3.0%)
   1,000    Ameren Illinois Co.                              6.13           11/15/2017                  1,142
   2,000    Ameren Illinois Co.                              9.75           11/15/2018                  2,589
   3,000    Black Hills Corp.                                5.88            7/15/2020                  3,452
   2,000    CMS Energy Corp.                                 6.25            2/01/2020                  2,359
   3,000    CMS Energy Corp.                                 5.05            3/15/2022                  3,367
   5,000    Consumers Energy Co.                             2.85            5/15/2022                  5,052
   1,000    Dominion Resources, Inc.                         8.88            1/15/2019                  1,261
   6,050    Dominion Resources, Inc.                         7.50            6/30/2066                  6,426
  10,000    Dominion Resources, Inc.                         2.53 (c)        9/30/2066                  9,464
  19,663    Integrys Energy Group, Inc.                      6.11           12/01/2066                 20,017
   1,000    Puget Sound Energy, Inc.                         6.75            1/15/2016                  1,073
  20,500    Puget Sound Energy, Inc.                         6.97            6/01/2067                 21,342
   2,000    Sempra Energy                                    9.80            2/15/2019                  2,612
  19,500    Wisconsin Energy Corp.                           6.25            5/15/2067                 19,853
                                                                                                  -----------
                                                                                                      100,009
                                                                                                  -----------
            WATER UTILITIES (0.3%)
  10,000    Aquarion Co., Inc. (a)                           4.00            8/15/2024                  9,837
                                                                                                  -----------
            Total Utilities                                                                           284,334
                                                                                                  -----------
            Total Corporate Obligations (cost: $1,679,195)                                          1,799,795
                                                                                                  -----------
            EURODOLLAR AND YANKEE OBLIGATIONS (13.7%)

            CONSUMER DISCRETIONARY (0.3%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.2%)
   5,000    Daimler Finance N.A., LLC (a)                    2.25            7/31/2019                  4,997
                                                                                                  -----------

================================================================================

9  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)       SECURITY                                          RATE            MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------
            PUBLISHING (0.1%)
$  4,622    Pearson Funding Four plc (a)                     3.75%           5/08/2022            $     4,666
                                                                                                  -----------
            Total Consumer Discretionary                                                                9,663
                                                                                                  -----------

            CONSUMER STAPLES (1.1%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
   8,000    Viterra, Inc. (a)                                5.95            8/01/2020                  8,996
                                                                                                  -----------
            BREWERS (0.2%)
   5,000    SABMiller Holdings, Inc. (a)                     3.75            1/15/2022                  5,172
                                                                                                  -----------
            DISTILLERS & VINTNERS (0.1%)
   5,000    Pernod Ricard S.A. (a)                           2.95            1/15/2017                  5,154
                                                                                                  -----------
            FOOD RETAIL (0.0%)
     950    Ahold Lease USA, Inc. Pass-Through Trust         7.82            1/02/2020                  1,064
                                                                                                  -----------
            PACKAGED FOODS & MEAT (0.2%)
   4,713    JBS S.A.                                        10.50            8/04/2016                  5,373
                                                                                                  -----------
            TOBACCO (0.3%)
  10,000    BAT International Finance plc (a)                3.25            6/07/2022                 10,052
                                                                                                  -----------
            Total Consumer Staples                                                                     35,811
                                                                                                  -----------

            ENERGY (1.2%)
            -------------
            INTEGRATED OIL & GAS (0.3%)
   1,000    Husky Energy, Inc.                               7.25           12/15/2019                  1,211
  10,000    Petrobras Global Finance BV                      4.88            3/17/2020                 10,187
                                                                                                  -----------
                                                                                                       11,398
                                                                                                  -----------
            OIL & GAS DRILLING (0.2%)
   2,928    Odebrecht Offshore Drilling Finance Ltd. (a)     6.63           10/01/2023                  3,031
   1,820    QGOG Atlantic/Alaskan Rigs Ltd. (a)              5.25            7/30/2019                  1,874
                                                                                                  -----------
                                                                                                        4,905
                                                                                                  -----------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
   1,500    Talisman Energy, Inc.                            7.75            6/01/2019                  1,778
   2,000    Woodside Finance Ltd. (a)                        4.60            5/10/2021                  2,171
                                                                                                  -----------
                                                                                                        3,949
                                                                                                  -----------
            OIL & GAS STORAGE & TRANSPORTATION (0.6%)
   1,275    Nakilat, Inc. (a)                                6.07           12/31/2033                  1,460
   2,000    TransCanada Pipelines Ltd.                       7.13            1/15/2019                  2,377
  14,860    TransCanada Pipelines Ltd.                       6.35            5/15/2067                 15,046
                                                                                                  -----------
                                                                                                       18,883
                                                                                                  -----------
            Total Energy                                                                               39,135
                                                                                                  -----------
            FINANCIALS (5.9%)
            -----------------
            DIVERSIFIED BANKS (3.6%)
  10,000    Abbey National Treasury Services plc             3.05            8/23/2018                 10,411
   2,450    Barclays Bank plc                                0.69 (c)                -(d)               1,654
   3,000    BayernLB Capital Trust l                         6.20                    -(d)               2,677
   6,035    Compass Bank                                     6.40           10/01/2017                  6,652
  20,000    HSBC Bank plc                                    0.69 (c)                -(d)              13,625
   1,000    Lloyds Bank plc (a)                              4.38            1/12/2015                  1,007
   5,000    Lloyds Bank plc                                  4.20            3/28/2017                  5,335
   2,000    National Capital Trust II (a)                    5.49 (c)                -(d)               2,023
   2,000    Nordea Bank AB (a)                               5.42 (c)                -(d)               2,033
  10,000    Nordea Bank AB (a)                               4.25            9/21/2022                 10,411
  15,000    Rabobank Nederland                               1.70            3/19/2018                 15,052
  10,000    Rabobank Nederland                               3.88            2/08/2022                 10,550
   5,000    Rabobank Nederland                               3.95           11/09/2022                  5,091

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)       SECURITY                                          RATE            MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------
$  4,000    Royal Bank of Scotland Group plc                 7.64%                   -(d)         $     4,250
  10,000    Royal Bank of Scotland Group plc                 9.50            3/16/2022                 11,450
   6,560    Santander Bank, N.A.                             8.75            5/30/2018                  7,943
   5,000    Santander UK plc (a)                             5.00           11/07/2023                  5,309
   1,000    Standard Chartered Bank (a)                      6.40            9/26/2017                  1,126
   1,000    Westpac Capital Trust IV (a)                     5.26                    -(d)               1,036
                                                                                                  -----------
                                                                                                      117,635
                                                                                                  -----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
   4,500    Brookfield Asset Management, Inc.                5.80            4/25/2017                  4,933
                                                                                                  -----------
            LIFE & HEALTH INSURANCE (0.4%)
  11,500    Great-West Life & Annuity Insurance Capital,
               LP(a)                                         7.15            5/16/2046                 11,960
                                                                                                  -----------
            MULTI-LINE INSURANCE (0.5%)
   2,000    AXA S.A. (a)                                     6.46                    -(d)               2,099
  15,000    ZFS Finance USA Trust II (a)                     6.45           12/15/2065                 16,050
                                                                                                  -----------
                                                                                                       18,149
                                                                                                  -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   7,000    ING Bank N.V. (a)                                3.75            3/07/2017                  7,377
   4,000    ING Groep N.V.                                   5.78                    -(d)               4,100
                                                                                                  -----------
                                                                                                       11,477
                                                                                                  -----------
            PROPERTY & CASUALTY INSURANCE (0.8%)
  20,056    QBE Capital Funding III Ltd. (a)                 7.25            5/24/2041                 21,789
   5,000    XL Group plc                                     6.50                    -(d)               4,810
                                                                                                  -----------
                                                                                                       26,599
                                                                                                  -----------
            REINSURANCE (0.2%)
   5,000    Swiss Re Capital I, LP (a)                       6.85                    -(d)               5,269
                                                                                                  -----------
            Total Financials                                                                          196,022
                                                                                                  -----------

            INDUSTRIALS (1.7%)
            ------------------
            AIR FREIGHT & LOGISTICS (0.3%)
  10,000    Sydney Airport Finance Co. Pty. Ltd. (a)         3.90            3/22/2023                 10,292
                                                                                                  -----------
            AIRLINES (0.6%)
  14,788    British Airways Pass-Through Trust (a)           4.63            6/20/2024                 15,564
   4,344    Virgin Australia Trust (a)                       6.00            4/23/2022                  4,496
                                                                                                  -----------
                                                                                                       20,060
                                                                                                  -----------
            AIRPORT SERVICES (0.3%)
  10,000    Heathrow Funding Ltd. (a)                        4.88            7/15/2023                 11,164
                                                                                                  -----------
            INDUSTRIAL CONGLOMERATES (0.4%)
   8,000    Hutchison Whampoa International Ltd. (a)         6.00                    -(d)               8,306
   2,000    Hutchison Whampoa International Ltd. (a)         4.63            1/13/2022                  2,158
   1,000    Siemens Financieringsmat (a)                     6.13            8/17/2026                  1,251
                                                                                                  -----------
                                                                                                       11,715
                                                                                                  -----------
            RAILROADS (0.1%)
   4,261    Asciano Finance Ltd. (a)                         4.63            9/23/2020                  4,541
                                                                                                  -----------
            Total Industrials                                                                          57,772
                                                                                                  -----------

            INFORMATION TECHNOLOGY (0.2%)
            -----------------------------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
   5,000    Tyco Electronics Group S.A.                      3.50            2/03/2022                  5,170
                                                                                                  -----------

            MATERIALS (2.9%)
            ----------------
            COMMODITY CHEMICALS (0.3%)
  10,000    Braskem Finance Ltd.                             6.45            2/03/2024                 10,632
                                                                                                  -----------

================================================================================

11  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)       SECURITY                                          RATE            MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------
            DIVERSIFIED CHEMICALS (0.1%)
$    3,000  Incitec Pivot Finance, LLC (a)                   6.00%          12/10/2019            $     3,392
                                                                                                  -----------
            DIVERSIFIED METALS & MINING (0.7%)
     5,000  Anglo American Capital plc (a)                   2.63            9/27/2017                  5,066
     5,000  Anglo American Capital plc (a)                   4.13            4/15/2021                  5,079
     3,000  Glencore Canada Corp.                            6.00           10/15/2015                  3,139
    10,000  Glencore Funding, LLC (a)                        2.50            1/15/2019                  9,928
                                                                                                  -----------
                                                                                                       23,212
                                                                                                  -----------
            GOLD (0.9%)
     2,000  Barrick Gold Corp.                               6.95            4/01/2019                  2,305
    20,000  Goldcorp, Inc.                                   3.70            3/15/2023                 19,307
    10,000  Kinross Gold Corp. (a)                           5.95            3/15/2024                  9,581
                                                                                                  -----------
                                                                                                       31,193
                                                                                                  -----------
            PAPER PACKAGING (0.1%)
     3,000  Smurfit Kappa Acquisitions (a)                   4.88            9/15/2018                  3,105
                                                                                                  -----------
            PRECIOUS METALS & MINERALS (0.3%)
    10,000  Fresnillo plc (a)                                5.50           11/13/2023                 10,567
                                                                                                  -----------
            STEEL (0.5%)
     3,000  ArcelorMittal                                    6.13            6/01/2018                  3,218
     2,000  ArcelorMittal                                    6.00            3/01/2021                  2,153
     4,000  ArcelorMittal                                    6.75            2/25/2022                  4,460
     5,000  Vale Overseas Ltd.                               4.38            1/11/2022                  5,103
                                                                                                  -----------
                                                                                                       14,934
                                                                                                  -----------
            Total Materials                                                                            97,035
                                                                                                  -----------
            UTILITIES (0.4%)
            ----------------
            ELECTRIC UTILITIES (0.3%)
     0,000  Electricite De France S.A. (a)                   5.25                    -(d)              10,400
                                                                                                  -----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     2,000  Transalta Corp.                                  4.75            1/15/2015                  2,016
                                                                                                  -----------
            Total Utilities                                                                            12,416
                                                                                                  -----------
            Total Eurodollar and Yankee Obligations (cost: $428,116)                                  453,024
                                                                                                  -----------
            FOREIGN GOVERNMENT OBLIGATIONS (0.4%)

            GOVERNMENT (0.4%)
CAD 15,000  Province of Alberta (cost: $14,554)              2.55           12/15/2022                 13,341
                                                                                                  -----------
            ASSET-BACKED SECURITIES (1.3%)

            FINANCIALS (1.3%)
            -----------------
            ASSET-BACKED FINANCING (1.3%)
     5,000  Avis Budget Rental Car Funding, LLC (a)          6.74            5/20/2016                  5,093
     1,124  Centre Point Funding, LLC (a)                    5.43            7/20/2016                  1,139
     5,000  CIT Equipment Collateral (a)                     2.55            9/20/2016                  5,018
     1,000  Citibank Credit Card Issuance Trust              5.50            3/24/2017                  1,019
     1,000  Citibank Credit Card Issuance Trust              5.65            9/20/2019                  1,123
     5,000  GE Capital Credit Card Master Note Trust         4.47            3/15/2020                  5,355
     4,167  Hertz Vehicle Financing, LLC (a)                 5.93            3/25/2016                  4,207
     2,000  Hertz Vehicle Financing, LLC (a)                 6.44            2/25/2019                  2,244
     5,289  SLM Student Loan Trust                           0.59 (c)        4/25/2025                  5,053
     6,045  SLM Student Loan Trust                           0.61 (c)        4/25/2025                  5,604
     1,479  SLM Student Loan Trust                           0.43 (c)       10/27/2025                  1,359
     1,241  SLM Student Loan Trust                           0.78 (c)       10/25/2038                  1,140
     1,473  Trinity Rail Leasing, LP (INS)(a)                5.27            8/14/2027                  1,563

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)       SECURITY                                          RATE            MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------
$  3,575    Trinity Rail Leasing, LP (a),(e)                 5.90%           5/14/2036            $     3,906
                                                                                                  -----------
                                                                                                       43,823
                                                                                                  -----------
            Total Financials                                                                           43,823
                                                                                                  -----------
            Total Asset-Backed Securities (cost: $41,583)                                              43,823
                                                                                                  -----------

            COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

            FINANCIALS (0.1%)
            -----------------
   3,029    Structured Asset Mortgage Investments, Inc.
                     (cost: $2,720)                          0.66 (c)        7/19/2035                  2,686
                                                                                                  -----------

            COMMERCIAL MORTGAGE SECURITIES (14.2%)

            FINANCIALS (14.2%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (13.6%)
   3,342    Banc of America Commercial Mortgage, Inc.        5.28           11/10/2042                  3,376
   1,000    Banc of America Commercial Mortgage, Inc.        5.28           11/10/2042                  1,008
   2,400    Banc of America Commercial Mortgage, Inc.        4.95            7/10/2043                  2,441
   4,000    Banc of America Commercial Mortgage, Inc. (a)    5.51            7/10/2043                  4,014
     770    Banc of America Commercial Mortgage, Inc.        5.90            5/10/2045                    779
   2,000    Banc of America Commercial Mortgage, Inc.        5.95            5/10/2045                  2,141
   4,920    Banc of America Commercial Mortgage, Inc.        5.95            5/10/2045                  5,175
   5,211    Banc of America Commercial Mortgage, Inc.        5.00            7/10/2045                  5,344
   7,523    Banc of America Commercial Mortgage, Inc.        5.18           10/10/2045                  7,806
   3,000    Banc of America Commercial Mortgage, Inc.        5.32           10/10/2045                  3,086
   4,200    Banc of America Commercial Mortgage, Inc.        5.42           10/10/2045                  4,348
   4,787    Banc of America Commercial Mortgage, Inc.        5.35            9/10/2047                  4,979
     881    Banc of America Commercial Mortgage, Inc. (a)    5.50            9/10/2047                    907
     300    Banc of America Commercial Mortgage, Inc. (a)    5.64            9/10/2047                    308
   7,490    Banc of America Commercial Mortgage, Inc. (a)    6.14            9/10/2047                  7,685
   5,980    Banc of America Commercial Mortgage, Inc.        6.47            2/10/2051                  6,655
   3,000    BCRR Trust (a)                                   5.86            7/17/2040                  3,277
   4,480    Bear Stearns Commercial Mortgage Securities,
               Inc.                                          5.00            2/11/2041                  4,483
   4,000    Bear Stearns Commercial Mortgage Securities,
               Inc.                                          5.21            2/11/2041                  4,019
   3,000    Bear Stearns Commercial Mortgage Securities,
               Inc.                                          4.99            9/11/2042                  3,071
   5,225    Bear Stearns Commercial Mortgage Securities,
               Inc.                                          5.33            2/11/2044                  5,621
   7,000    CFCRE Commercial Mortgage Trust (a)              5.56           12/15/2047                  8,095
   4,705    Citigroup Commercial Mortgage Securities, Inc.   5.78            3/15/2049                  4,977
   1,620    Citigroup Commercial Mortgage Trust              4.83            5/15/2043                  1,642
   5,000    Citigroup Commercial Mortgage Trust              6.13           12/10/2049                  5,523
   5,000    Citigroup/Deutsche Bank Commercial Mortgage
               Trust                                         5.23            7/15/2044                  5,162
   2,183    Citigroup/Deutsche Bank Commercial Mortgage
               Trust                                         5.23            7/15/2044                  2,233
   5,000    Citigroup/Deutsche Bank Commercial Mortgage
               Trust                                         5.35            1/15/2046                  5,239
   3,000    Commercial Mortgage Loan Trust (a)               5.54           12/11/2049                  3,153
   4,740    Commercial Mortgage Trust                        5.12            6/10/2044                  4,819
   5,000    Commercial Mortgage Trust                        5.38           12/10/2046                  5,045
   5,000    Commercial Mortgage Trust (a)                    5.54           12/11/2049                  5,276
   4,956    Credit Suisse Commercial Mortgage Trust          5.46            2/15/2039                  5,193
   3,000    Credit Suisse Commercial Mortgage Trust          5.46            2/15/2039                  3,134
   4,092    Credit Suisse Commercial Mortgage Trust          5.38            2/15/2040                  4,377
   5,750    Credit Suisse First Boston Mortgage Securities
               Corp.                                         0.41            4/15/2037                  5,653
   6,000    Credit Suisse First Boston Mortgage Securities
               Corp.                                         4.73            7/15/2037                  6,102

================================================================================

13  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)       SECURITY                                          RATE            MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------
$  4,555    Credit Suisse First Boston Mortgage Securities
                  Corp.                                      5.10%           8/15/2038            $     4,683
   1,950    DB-UBS Mortgage Trust (a)                        5.42            8/10/2044                  2,198
   5,000    GE Capital Commercial Mortgage Corp.             5.45            3/10/2044                  5,012
   5,000    GE Capital Commercial Mortgage Corp.             5.07            7/10/2045                  5,128
     639    GE Capital Commercial Mortgage Corp.             5.31           11/10/2045                    640
   2,745    GE Capital Commercial Mortgage Corp.             5.31           11/10/2045                  2,844
   5,000    GE Capital Commercial Mortgage Corp.             5.31           11/10/2045                  5,050
   2,000    GMAC Commercial Mortgage Securities, Inc.        4.75            5/10/2043                  2,024
   2,829    GMAC Commercial Mortgage Securities, Inc.        4.81            5/10/2043                  2,789
   5,000    Greenwich Capital Commercial Funding Corp.       5.82            7/10/2038                  5,330
   2,000    Greenwich Capital Commercial Funding Corp.       5.44            3/10/2039                  2,154
   4,225    GS Mortgage Securities Corp. II                  5.52            4/10/2038                  4,349
   9,500    GS Mortgage Securities Corp. II                  4.78            7/10/2039                  9,598
   3,000    GS Mortgage Securities Corp. II (a)              4.95            1/10/2045                  3,353
   7,195    GS Mortgage Securities Trust                     5.55            4/10/2038                  7,528
   4,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              4.99            9/12/2037                  4,079
   5,540    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              4.84            7/15/2042                  5,648
   3,200    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.00           10/15/2042                  3,289
   8,800    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.04           10/15/2042                  8,962
   1,429    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.28            1/12/2043                  1,479
     394    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.49            4/15/2043                    397
     475    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.79            6/12/2043                    484
   1,759    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.42           12/12/2043                  1,813
   5,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.46           12/12/2043                  5,219
   3,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.24           12/15/2044                  3,083
   3,650    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.36           12/15/2044                  3,799
   3,465    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.86            4/15/2045                  3,709
     776    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.86            4/15/2045                    790
   5,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.86            4/15/2045                  5,049
  10,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              3.51            5/15/2045                 10,427
     271    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.37            5/15/2045                    276
   4,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.48            5/15/2045                  4,232
   5,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.    (a)                       5.32            8/15/2046                  5,752
   2,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              6.00            2/15/2051                  2,202
   5,000    J.P. Morgan Chase Commercial Mortgage
               Securities Trust                              5.37            5/15/2047                  5,206
   3,000    LB-UBS Commercial Mortgage Trust                 5.21            4/15/2030                  3,049
   3,000    LB-UBS Commercial Mortgage Trust                 5.22            2/15/2031                  3,135
   2,000    LB-UBS Commercial Mortgage Trust                 5.35           11/15/2038                  2,151
   7,750    LB-UBS Commercial Mortgage Trust                 5.38           11/15/2038                  8,300
   6,000    LB-UBS Commercial Mortgage Trust                 5.41            9/15/2039                  6,436

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)       SECURITY                                          RATE            MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------
$  2,000    LB-UBS Commercial Mortgage Trust                 5.24%           4/15/2040            $     1,906
   5,000    LB-UBS Commercial Mortgage Trust                 5.28            2/15/2041                  5,087
   2,000    Merrill Lynch Mortgage Trust                     5.29           11/12/2037                  2,070
   5,000    Merrill Lynch Mortgage Trust                     5.14            7/12/2038                  5,133
   2,000    Merrill Lynch Mortgage Trust                     5.24            7/12/2038                  1,967
   3,000    Merrill Lynch Mortgage Trust                     5.67            5/12/2039                  3,023
   4,285    Merrill Lynch Mortgage Trust                     4.92           10/12/2041                  4,283
   2,000    Merrill Lynch Mortgage Trust                     5.60            1/12/2044                  2,038
   5,000    Merrill Lynch Mortgage Trust                     5.84            6/12/2050                  5,212
   2,000    Merrill Lynch Mortgage Trust (a)                 6.28            2/12/2051                  2,108
   2,000    Merrill Lynch Mortgage Trust                     6.28            2/12/2051                  2,201
   2,000    Merrill Lynch-Countrywide Commercial
               Mortgage Trust                                5.88            6/12/2046                  2,026
   2,800    Merrill Lynch-Countrywide Commercial
               Mortgage Trust                                5.38            8/12/2048                  3,001
     994    Morgan Stanley Capital I, Inc.                   5.80            8/12/2041                  1,007
   5,000    Morgan Stanley Capital I, Inc.                   5.37           12/15/2043                  5,328
   6,000    Morgan Stanley Capital I, Inc.                   5.79            7/12/2044                  6,329
   3,256    Morgan Stanley Capital I, Inc.                   4.89            6/12/2047                  3,305
   3,000    Morgan Stanley Capital I, Inc.                   4.77            7/15/2056                  3,013
   5,000    Royal Bank of Scotland Trust (a)                 5.91            6/16/2049                  5,510
   3,000    Timberstar Trust (a)                             5.75           10/15/2036                  3,204
  10,000    UBS Commercial Mortgage Trust                    3.40            5/10/2045                 10,321
   4,756    UBS-Citigroup Commercial Mortgage Trust (a)      5.15            1/10/2045                  5,361
   1,085    Wachovia Bank Commercial Mortgage Trust          5.08            3/15/2042                  1,089
   4,860    Wachovia Bank Commercial Mortgage Trust          5.18            7/15/2042                  4,995
   5,000    Wachovia Bank Commercial Mortgage Trust          5.71            5/15/2043                  5,205
   5,592    Wachovia Bank Commercial Mortgage Trust          5.61            3/15/2045                  5,894
     531    Wachovia Bank Commercial Mortgage Trust          5.94            6/15/2045                    537
   5,000    Wachovia Bank Commercial Mortgage Trust          5.80            7/15/2045                  5,329
     933    Wachovia Bank Commercial Mortgage Trust          5.57           10/15/2048                    996
   3,000    Wachovia Bank Commercial Mortgage Trust          5.60           10/15/2048                  3,224
   5,000    Wachovia Bank Commercial Mortgage Trust          5.34           11/15/2048                  5,360
   5,000    Wachovia Bank Commercial Mortgage Trust          5.72            6/15/2049                  5,424
   3,000    Wells Fargo Commercial Mortgage Trust (a)        5.28           11/15/2043                  3,356
   6,000    WF-RBS Commercial Mortgage Trust (a)             5.17            2/15/2044                  6,690
                                                                                                  -----------
                                                                                                      449,324
                                                                                                  -----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)
  34,729    J.P. Morgan Chase Commercial Mortgage
               Securities Corp., acquired 9/28/2012; cost
               $4,741(f)                                     2.13           10/15/2045                  3,598
  37,401    Morgan Stanley-BAML Trust, acquired
               10/05/2012; cost $4,859(a),(f)                2.14           11/15/2045                  3,657
  31,666    UBS Commercial Mortgage Trust, acquired
               5/01/2012; cost $4,794(a),(f)                 2.29            5/10/2045                  3,841
  77,868    WF-RBS Commercial Mortgage Trust, acquired
               12/04/2012; cost $9,715(a),(f)                1.80           12/15/2045                  7,839
                                                                                                  -----------
                                                                                                       18,935
                                                                                                  -----------
            Total Financials                                                                          468,259
                                                                                                  -----------
            Total Commercial Mortgage Securities (cost: $447,955)                                     468,259
                                                                                                  -----------
            U.S. GOVERNMENT AGENCY ISSUES (1.4%)(g)

            COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
   8,500    Freddie Mac (+)                                  2.22           12/25/2018                  8,651
                                                                                                  -----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.7%)
 200,099    Fannie Mae (+)                                   0.67            4/25/2022                  7,775
  23,744    Freddie Mac (+)                                  1.73            3/25/2022                  2,410
  43,648    Freddie Mac (+)                                  1.44           12/25/2021                  3,520
  73,722    Freddie Mac (+)                                  1.31            8/25/2022                  5,925

================================================================================

15  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)       SECURITY                                          RATE            MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------
$ 72,003    Freddie Mac (+)                                  0.90%          10/25/2022            $     4,116
                                                                                                  -----------
                                                                                                       23,746
                                                                                                  -----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.4%)
  13,718    Fannie Mae (+)                                   2.50            7/01/2027                 14,003
     456    Freddie Mac (+)                                  5.00            9/01/2020                    485
     202    Freddie Mac (+)                                  5.50            4/01/2036                    226
                                                                                                  -----------
                                                                                                       14,714
                                                                                                  -----------
            Total U.S. Government Agency Issues (cost: $45,971)                                        47,111
                                                                                                  -----------
            U.S. TREASURY SECURITIES (3.0%)

            BONDS (1.5%)
   5,000    2.75%, 11/15/2042                                                                           4,701
  20,000    2.75%, 8/15/2042                                                                           18,830
  20,000    3.00%, 5/15/2042                                                                           19,831
   5,000    3.13%, 8/15/2044                                                                            5,063
                                                                                                  -----------
                                                                                                       48,425
                                                                                                  -----------

            NOTES (1.5%)
   5,000    1.75%, 5/15/2023                                                                            4,813
  15,000    2.00%, 2/15/2022                                                                           14,927
  10,000    2.00%, 2/15/2023                                                                            9,853
  10,000    2.13%, 8/15/2021                                                                           10,064
  10,000    2.38%, 8/15/2024                                                                           10,040
                                                                                                  -----------
                                                                                                       49,697
                                                                                                  -----------
            Total U.S. Treasury Securities (cost: $100,886)                                            98,122
                                                                                                  -----------

            MUNICIPAL BONDS (4.1%)

            AIRPORT/PORT (0.3%)
   4,975    Chicago Midway Airport                           5.00            1/01/2024                  5,848
   2,470    Chicago Midway Airport                           5.00            1/01/2025                  2,879
   2,000    College Park (INS)                               5.76            1/01/2015                  2,011
     640    Riverside (INS)                                  5.19            8/01/2017                    636
                                                                                                  -----------
                                                                                                       11,374
                                                                                                  -----------
            APPROPRIATED DEBT (0.6%)
   3,000    Baltimore City Board of School Commissioners     5.69           12/15/2025                  3,545
     920    Escondido Joint Powers Financing Auth. (INS)     5.53            9/01/2018                    943
   3,000    Kannapolis Ltd.                                  7.28            3/01/2027                  3,291
   1,500    Kentucky State Property and Buildings
               Commission                                    4.08           11/01/2015                  1,551
   5,000    Miami-Dade County School Board                   5.38            5/01/2031                  5,646
   4,000    Palm Beach County School Board                   5.40            8/01/2025                  4,356
                                                                                                  -----------
                                                                                                       19,332
                                                                                                  -----------
            CASINOS & GAMING (0.0%)
   1,285    Mashantucket (Western) Pequot Tribe (h)          7.35            7/01/2026                    309
                                                                                                  -----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
     580    American Eagle Northwest, LLC (a)                4.97           12/15/2018                    609
                                                                                                  -----------

            EDUCATION (0.8%)
   1,780    Austin CCD                                       5.20            2/01/2020                  1,793
   3,430    Austin CCD                                       6.76            8/01/2030                  4,247

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                      COUPON                                      VALUE
(000)       SECURITY                                          RATE            MATURITY                  (000)
-------------------------------------------------------------------------------------------------------------
$    925    California State Univ. (INS)                     5.27%          11/01/2017            $       982
   1,000    Colorado State Board of Governors Univ.
               Enterprise System                             4.90            3/01/2021                  1,094
   3,000    Los Alamitos USD No. 1                           6.19            2/01/2026                  3,474
   3,000    Miami Univ.                                      6.67            9/01/2028                  3,710
  10,000    New Jersey EDA                                   5.25            9/01/2026                 11,288
   1,000    Univ. of Oklahoma                                5.25           11/01/2019                  1,000
                                                                                                  -----------
                                                                                                       27,588
                                                                                                  -----------
            ELECTRIC/GAS UTILITIES (0.1%)
   1,815    Piedmont Municipal Power Agency                  4.34            1/01/2017                  1,887
                                                                                                  -----------

            ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
   2,750    Lewisburg                                        0.37            7/02/2035                  2,750
   8,500    Mission EDC                                      3.75           12/01/2018(i)               8,683
   4,500    Pennsylvania Economic Dev. Financing Auth.       0.37            8/01/2045                  4,500
                                                                                                  -----------
            Total Environmental & Facilities Services                                                  15,933
                                                                                                  -----------

            GENERAL OBLIGATION (0.8%)
   1,250    Las Virgenes USD                                 5.54            8/01/2025                  1,399
   3,000    Long Beach USD                                   5.91            8/01/2025                  3,546
   5,000    New York City                                    6.27           12/01/2037                  6,469
   5,000    State of Washington                              5.25            2/01/2036                  5,881
   4,045    Will County, Illinois                            3.83           11/15/2016                  4,256
   1,520    Will County, Illinois                            4.08           11/15/2017                  1,621
   1,405    Will County, Illinois                            4.28           11/15/2018                  1,521
                                                                                                  -----------
                                                                                                       24,693
                                                                                                  -----------

            MULTIFAMILY HOUSING (0.2%)
   5,000    New York State Mortgage Agency                   4.20           10/01/2027                  5,190
                                                                                                  -----------
            NURSING/CCRC (0.0%)
     105    California Statewide Communities Dev. Auth.
               (INS)                                         5.59            2/01/2015                    105
                                                                                                  -----------
            SALES TAX (0.1%)
   3,300    Miami-Dade County Transit System                 4.59            7/01/2021                  3,501
                                                                                                  -----------
            SPECIAL ASSESSMENT/TAX/FEE (0.6%)
   2,000    Florida State Department of Environmental
               Protection                                    5.76            7/01/2020                  2,286
   1,745    Metropolitan Nashville Airport Auth. (INS)       5.14            7/01/2018                  1,945
   3,000    MTA                                              5.20           11/15/2018                  3,332
   5,000    MTA                                              6.73           11/15/2030                  6,480
   3,000    New Jersey Transportation Trust Fund Auth.       5.75           12/15/2028                  3,431
   2,500    New York City Transitional Finance Auth.         5.00            2/01/2035                  2,834
                                                                                                  -----------
                                                                                                       20,308
                                                                                                  -----------
            WATER UTILITIES (0.1%)
   3,000    Connecticut Dev. Auth.                           5.50            4/01/2021                  3,430
                                                                                                  -----------
            WATER/SEWER UTILITY (0.1%)
   2,500    Tohopekaliga Water Auth.                         5.25           10/01/2036                  2,823
                                                                                                  -----------
            Total Municipal Bonds (cost: $123,663)                                                    137,082
                                                                                                  -----------

================================================================================

17  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                                 MARKET
$(000)/                                                                                                 VALUE
SHARES      SECURITY                                                                                    (000)
-------------------------------------------------------------------------------------------------------------
            PREFERRED STOCKS (2.7%)

            CONSUMER STAPLES (0.8%)
            ----------------------
            AGRICULTURAL PRODUCTS (0.8%)
   400,000  CHS, Inc., 7.10%, cumulative redeemable, perpetual                                    $    10,865
   150,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)                 16,336
                                                                                                  -----------
                                                                                                       27,201
                                                                                                  -----------
            Total Consumer Staples                                                                     27,201
                                                                                                  -----------
            ENERGY (0.1%)
            ------------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     3,000  Chesapeake Energy Corp., 5.75%, perpetual (a)                                               3,306
                                                                                                  -----------
            FINANCIALS (1.1%)
            ----------------
            DIVERSIFIED BANKS (0.2%)
    50,000  HSBC Holdings plc, 6.20%, perpetual                                                         1,277
     5,000  US Bancorp, 7.19%, perpetual                                                                4,078
                                                                                                  -----------
                                                                                                        5,355
                                                                                                  -----------
            LIFE & HEALTH INSURANCE (0.3%)
   369,987  Delphi Financial Group, Inc., 7.38%, cumulative redeemable                                  9,215
                                                                                                  -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   175,000  Citigroup Capital XIII, 7.88%                                                               4,664
    36,000  ING Groep N.V., 7.20%, perpetual                                                              928
    26,500  ING Groep N.V., 7.38%, perpetual                                                              677
                                                                                                  -----------
                                                                                                        6,269
                                                                                                  -----------
            PROPERTY & CASUALTY INSURANCE (0.1%)
    $3,000  Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                                              3,090
                                                                                                  -----------
            REGIONAL BANKS (0.0%)
     2,000  CoBank ACB, 1.46%, perpetual(a)                                                             1,439
                                                                                                  -----------
            REINSURANCE (0.0%)
     2,000  American Overseas Group Ltd., 7.50%, non-cumulative, perpetual, acquired 1/23/2007
            - 3/02/2007; cost $2,058*(e),(f)                                                              500
                                                                                                  -----------
            REITs - OFFICE (0.1%)
   160,000  CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                        4,074
                                                                                                  -----------
            REITs - RESIDENTIAL (0.2%)
   100,000  Equity Residential Properties Trust, depositary shares, Series K, 8.29%, cumulative
            redeemable, perpetual                                                                       6,253
                                                                                                  -----------
            Total Financials                                                                           36,195
                                                                                                  -----------
            INDUSTRIALS (0.1%)
            -----------------
            OFFICE SERVICES & SUPPLIES (0.1%)
     4,000  Pitney Bowes International Holdings, Series F, 6.13%, cumulative redeemable,
            perpetual(a)                                                                                4,250
                                                                                                  -----------
            TELECOMMUNICATION SERVICES (0.2%)
            --------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
   200,000  Qwest Corp., 7.38%                                                                          5,276
                                                                                                  -----------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     2,000  Centaur Funding Corp., 9.08%(a)                                                             2,520
                                                                                                  -----------
            Total Telecommunication Services                                                            7,796
                                                                                                  -----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

NUMBER OF                                                                                              MARKET
SHARES      SECURITY                                                                              VALUE (000)
-------------------------------------------------------------------------------------------------------------
            UTILITIES (0.4%)
            ---------------
            ELECTRIC UTILITIES (0.4%)
   109,000  Southern California Edison, Series D, 6.50%, cumulative redeemable, perpetual         $    11,486
                                                                                                  -----------
            Total Preferred Stocks (cost: $85,102)                                                     90,234
                                                                                                  -----------

PRINCIPAL
AMOUNT                                                             COUPON
(000)                                                                RATE          MATURITY
-------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (3.9%)

            COMMERCIAL PAPER (3.5%)

            ENERGY (1.1%)
            ------------
            OIL & GAS DRILLING (0.7%)
$   11,130  Nabors Industries, Inc. (a),(j)                         0.30%        11/05/2014            11,130
    10,776  Nabors Industries, Inc. (a),(j)                         0.31         11/10/2014            10,775
                                                                                                  -----------
                                                                                                       21,905
                                                                                                  -----------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     6,080  Talisman Energy, Inc. (a),(j)                           0.55         11/07/2014             6,080
                                                                                                  -----------
            OIL & GAS STORAGE & TRANSPORTATION (0.2%)
     8,611  Enbridge Energy Partners, LP (a),(j)                    0.35         11/26/2014             8,609
                                                                                                  -----------
            Total Energy                                                                               36,594
                                                                                                  -----------
            INDUSTRIALS (0.7%)
            -----------------
            INDUSTRIAL MACHINERY (0.7%)
    11,679  Pentair Finance S.A. (a),(j)                            0.30         11/13/2014            11,678
    11,816  Pentair Finance S.A. (a),(j)                            0.32         11/17/2014            11,814
                                                                                                  -----------
                                                                                                       23,492
                                                                                                  -----------
            Total Industrials                                                                          23,492
                                                                                                  -----------
            MATERIALS (1.1%)
            ---------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
    20,000  Monsanto Co. (a),(j)                                    0.26         11/24/2014            19,997
                                                                                                  -----------
            SPECIALTY CHEMICALS (0.5%)
    17,505  Albemarle Corp. (a),(j)                                 0.28         11/04/2014            17,505
                                                                                                  -----------
            Total Materials                                                                            37,502
                                                                                                  -----------
            UTILITIES (0.6%)
            ---------------
            ELECTRIC UTILITIES (0.5%)
    16,377  Kentucky Utilities Co. (a),(j)                          0.25         11/06/2014            16,377
                                                                                                  -----------
            GAS UTILITIES (0.1%)
     2,500  Laclede Gas Co. (a),(j)                                 0.31         11/19/2014             2,499
                                                                                                  -----------
            Total Utilities                                                                            18,876
                                                                                                  -----------
            Total Commercial Paper                                                                    116,464
                                                                                                  -----------
            VARIABLE-RATE DEMAND NOTES (0.2%)

            ENERGY (0.2%)
            ------------
            OIL & GAS REFINING & MARKETING (0.2%)
     5,000  Port of Port Arthur Navigation District                 0.16         12/01/2039             5,000

================================================================================

19  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)       SECURITY                                                 RATE          MATURITY             (000)
-------------------------------------------------------------------------------------------------------------
$    1,200  Port of Port Arthur Navigation District                   0.16%        11/01/2040     $     1,200
                                                                                                  -----------
                                                                                                        6,200
                                                                                                  -----------
            Total Energy                                                                                6,200
                                                                                                  -----------
NUMBER OF
SHARES
-------------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.2%)
 4,281,884  State Street Institutional Liquid Reserves Fund Premier Class, 0.08% (k)                    4,282
                                                                                                  -----------
            Total Money Market Instruments (cost: $126,944)                                           126,946
                                                                                                   ----------
            TOTAL INVESTMENTS (COST: $3,096,689)                                                   $3,280,423
                                                                                                   ==========

($ IN 000s)                                                  VALUATION HIERARCHY
                                                             -------------------

                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)
                                         QUOTED PRICES           OTHER          SIGNIFICANT
                                           IN ACTIVE          SIGNIFICANT       UNOBSERVABLE
                                            MARKETS           OBSERVABLE           INPUTS
                                         FOR IDENTICAL          INPUTS
ASSETS                                       ASSETS                                                     TOTAL
-------------------------------------------------------------------------------------------------------------
Bonds:
   Corporate Obligations                    $     --          $1,799,795           $   --          $1,799,795
   Eurodollar and Yankee Obligations              --             453,024               --             453,024
   Foreign Government Obligations                 --              13,341               --              13,341
   Asset-Backed Securities                        --              39,917            3,906              43,823
   Collateralized Mortgage Obligations            --               2,686               --               2,686
   Commercial Mortgage Securities                 --             468,259               --             468,259
   U.S. Government Agency Issues                  --              47,111               --              47,111
   U.S. Treasury Securities                   98,122                  --               --              98,122
   Municipal Bonds                                --             137,082               --             137,082
Equity Securities:
   Preferred Stocks                            6,553              83,181              500              90,234
Money Market Instruments:
   Commercial Paper                               --             116,464               --             116,464
   Variable-Rate Demand Notes                     --               6,200               --               6,200
   Money Market Funds                          4,282                  --               --               4,282
-------------------------------------------------------------------------------------------------------------
Total                                       $108,957          $3,167,060           $4,406          $3,280,423
-------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                 ASSET-BACKED SECURITIES                     PREFERRED STOCKS
-------------------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                       $3,974                                 $500

Purchases                                                              -                                    -

Sales                                                                (68)                                   -

Transfers into Level 3                                                 -                                    -

Transfers out of Level 3                                               -                                    -

Net realized gain (loss) on investments                                2                                    -

Change in net unrealized appreciation/depreciation
of investments                                                        (2)                                   -
-------------------------------------------------------------------------------------------------------------
Balance as of October 31, 2014                                    $3,906                                 $500
-------------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through October 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

21  | USAA Intermediate-Term Bond Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

4. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

5. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in A3. Additionally, certain bonds, valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from broker-dealer participating in the market for these securities. However,

================================================================================

23  | USAA Intermediate-Term Bond Fund

================================================================================

these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at October 31, 2014 did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. As of October 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2014, were $195,651,000 and $11,917,000, respectively, resulting in net unrealized appreciation of $183,734,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,308,405,000 at October 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 14.7% of net assets at October 31, 2014.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized Mortgage Obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CAD    Canadian dollars
CCD    Community College District

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25  | USAA Intermediate-Term Bond Fund

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EDA    Economic Development Authority
EDC    Economic Development Corp.
MTA    Metropolitan Transportation Authority
REIT   Real estate investment trust
USD    Unified School District

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)  Principal and interest payments are insured by one of the following:
       AMBAC Assurance Corp., Assured Guaranty Municipal Corp., MBIA Insurance Corp., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2014.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Security was fair valued at October 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $4,406,000, which represented 0.1% of the Fund's net assets.
(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2014, was $19,435,000, which represented 0.6% of the Fund's net assets.

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                                         Notes to Portfolio of Investments |  26

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(g)  U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(h) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(i) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(j) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
     Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(k) Rate represents the money market fund annualized seven-day yield at October 31, 2014.
(l)  In U.S. dollars unless otherwise noted.
*    Non-income-producing security.

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27  | USAA Intermediate-Term Bond Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                            SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/16/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/17/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/16/2014
         ------------------------------